Form N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	TRANSAMERICA FUNDS
Entity Central Index Key	0000787623
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	May 30, 2025